Discontinued Operations and Other Divestitures (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended		6 Months Ended					1 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Feb. 28, 2011	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2011 Y	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 PSA Product Line [Member]	Jun. 30, 2012 PSA Product Line [Member] Working Capital [Member]	Dec. 31, 2012 Coating Resins Segment [Member]	Dec. 31, 2011 Coating Resins Segment [Member]	Dec. 31, 2010 Coating Resins Segment [Member]	Oct. 09, 2012 Coating Resins Segment [Member] Subsequent Event [Member]	Feb. 28, 2011 Cash [Member]	Dec. 31, 2011 Promissory Note [Member]	Feb. 28, 2011 Promissory Note [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected proceed from divestiture of business						$ 11.0			$ 105.0	$ 15.0				$ 1,032.0
Total assets held for sale											1,472.6	1,508.8	1,671.9
Total liabilities held for sale											464.2
Proceeds from sale of closed facilities							112.8								160.7
Gain (loss)on sale of discontinued operations, after-tax	8.6						(16.6)	34.6
Assumed liabilities by purchaser														118.0
Expected total value from business divestiture														1,150.0
After-tax charge							25.2
Proceeds from sale of other assets			175.7		2.5
Discontinued operations, consideration of sale of assets and liabilities																	15.0
Debt instrument, maturity period																6 years
Interest rate of debt instrument, percentage																7.00%
Cash payment made as final settlement of working capital		6.6
Net realized consideration								169.1
Facility leaseback period, years						7
Extension of lease term, years						3
Unrealized loss on sale of facility						21.5
Pre-tax loss							16.7
Net (loss) gain on sale of assets				3.3	2.3		(16.7)	3.3
Cash received for sale of real estate					0.5
Promissory note received against sale proceed of real estate					$ 2.0